Capitalized Software and Intangible Assets, Net - Future Amortization (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 222
2023	347
2024	347
2025	114
Thereafter	0
Capitalized software and intangible assets, net	$ 1,030